UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-21256

Rock Canyon Funds

(Exact name of registrant as specified in charter)

1384 West State Road Pleasant Grove UT 84062

(Address of principal executive offices)

(Zip code)

Jonathan Ferrell, Rock Canyon Advisory Group, Inc.,

1384 West State Road Pleasant Grove UT 84062

 (Name and address of agent for service)

With copy to:

Donald S. Mendelsohn, Thompson Hine LLP

312 Walnut Street, 14th Floor, Cincinnati, Ohio  45202

Registrant's telephone number, including area code: (801) 785-8848

Date of fiscal year end: September 30

Date of reporting period: March 31, 2007

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

SEMI-ANNUAL REPORT

Top Flight Fund

March 31, 2007

Top Flight Fund

Graphical Illustration

(Unaudited)

The following chart gives a visual breakdown of the Fund by the industry sectors the underlying securities represent as a percentage of the net assets.

75.00%
50.00%
25.00%
0.00%
-25.00%
-50.00%
-75.00%
Basic Materials
7.59%
Cash & Other Assets
Less Liabilities
48.82%
Cash Equivalents
64.36%
Conglomerates
0.97%
Consumer Goods
4.40%
Financial
3.66%
Healthcare
9.04%
Industrial Goods
0.99%
Services
7.64%
Short Equity
-51.59%
Technology
4.12%

Top Flight Fund

			Schedule of Investments
			March 31, 2007 (Unaudited)
Shares/Principal Amount		Market Value	% of Net Assets

COMMON STOCKS

Agricultural Chemicals
900	Agrium, Inc.	$ 34,497	0.89%

Air Transportation, Scheduled
900	Pinnacle Airlines	15,561
500	Lan Airlines S.A.	34,450
		50,011	1.30%
Biological Products
1,600	Acorda Therapeutics, Inc.	31,072
4,200	Halozyme Therapeutics, Inc. *	33,852
		64,924	1.68%
Chemicals & Allied Products
1,300	Rockwood Holdings, Inc. *	35,984	0.93%

Construction Machinery & Equipment
600	Manitowoc Company, Inc.	38,118	0.99%

Deep Sea Foreign Transportation of Freight
1,600	DryShips, Inc.	36,048
2,200	Ultrapetrol Bahamas, Ltd. *	36,916
		72,964	1.89%
Fire, Marine & Casualty Insurance
300	American International Group, Inc.	20,166	0.52%

Food and Kindred Products
1,200	Unilever Plc.	36,084	0.94%

Hospital & Medical Service Plans
400	Wellcare Health Plans, Inc. *	34,100	0.88%

Industrial Inorganic Chemicals
700	Air Products & Chemicals, Inc.	51,772	1.34%

Measuring & Controlling Devices, NEC
800	Thermo Fisher Scientific, Inc. *	37,400	0.97%

Mining & Quarrying of Nonmetallic Minerals
1,000	USEC, Inc.	16,250	0.42%

Newspapers: Publishing or Publishing & Printing
1,200	News Corp.	29,364	0.76%

Ophthalmic Goods
400	Alcon, Inc.	52,728	1.37%

Orthopedic, Prosthetic & Surgical Appliances & Supplies
1,800	Hansen Medical, Inc. *	34,020	0.88%

Paperboard Containers & Boxes
900	Rock-Tenn Co.	29,880	0.77%

Perfumes, Cosmetics & Other Toilet Preparations
400	Estee Lauder Companies, Inc.	19,540	0.51%

Personal Credit Institutions
1,100	First Marblehead Corp.	49,379	1.28%

Petroleum Refining
600	Holly, Corp.	35,580	0.92%

Pharmaceutical Preparations
600	Chattem, Inc. *	35,364
700	Merck & Co, Inc.	30,919
400	Sepracor, Inc. *	18,652
		84,935	2.20%
Plastics, Foil & Coated Paper Bags
1,200	Celanese AG	37,008
1,000	Pactiv Corp. *	33,740
		70,748	1.83%
Public Building & Related Furniture
200	Johnson Contols, Inc.	18,924	0.49%

Radio & TV Broadcasting & Communications Equipment
4,200	Syntax-Brillian Corp. *	35,280	0.91%

Radiotelephone Communications
2,500	Partner Communications Co. , Ltd.	37,000
400	Open Joint Stock Co. Vimpel Communications	37,936
		74,936	1.94%
Retail-Catalog & Mail-Order Houses
1,800	Systemax, Inc. *	33,714	0.87%

Search, Detection, Navigation, Guidance, Aeronautical Systems
900	Garmin, Ltd.	48,735	1.26%

Security & Commodity Brokers, Dealers, Exchanges & Services
200	CBOT Holdings, Inc. *	36,300	0.94%

Services - Business Services, NEC
500	The9, Ltd. *	16,840	0.44%

Services - Miscellaneous & Allied Services, NEC
1,000	Fresenius Medical Care Corp.	48,670	1.26%

Services - Nursing & Personal Care Facilities
900	Kindred Healthcare, Inc.	29,502	0.76%

Steel Pipe & Tubes
500	Allegheny Technologies, Inc.	53,345	1.38%

Steel Works, Blast Furnaces & Rolling Mills
600	Universal Stainless & Alloy Products, Inc.	28,482	0.74%

Women's, Misses', Children's & Infants' Undergarments
500	Guess, Inc.	20,245	0.52%

Wholesale-Medical, Dental & Hospital Equipment & Supplies
1,000	Patterson Companies, Inc. *	35,490	0.92%

Wholesale-Paper & Paper Products
600	Officemax, Inc.	31,644	0.82%

	Total for Common Stock (Cost $1,387,925)	1,410,551	36.55%

Real Estate Investment Trusts
1,200	BRT Realty Trust	36,228
1,000	Maguire Properties, Inc.	35,560
	Total for Real Estate Investment Trusts (Cost $71,311)	71,788	1.86%

Cash Equivalents
2,483,377	UMB Bank Money Market Fiduciary 4.33% ** (Cost $2,483,377)	2,483,377	64.36%

	Total Investments (Cost $3,942,613)	3,965,716	102.77%

	Liabilities in excess of other assets	(106,930)	-2.77%

	Net Assets	$ 3,858,786	100.00%

* Non-Income producing securities
** Variable rate security; the coupon rate represents the rate at March 31, 2007.
The accompanying notes are an integral part of these financial statements.

Top Flight Fund

		Schedule of Securities Sold Short
		March 31, 2007 (Unaudited)

SECURITIES SOLD SHORT
Shares		Fair Value

2,100	Accredited Home Lenders Holding Co.	19,467
1,000	Adams Respiratory Therapeutics, Inc.	33,630
300	Advance Magnetics, Inc.	18,081
1,000	Agilent Technologies	33,690
1,200	Allos Therapeutics, Inc.	7,164
500	American Tower Corp. Class A	19,475
800	Anadarko Petroleum Corp.	34,384
1,300	Apex Silver Mines, Ltd.	16,783
700	Bioveris Corp.	9,303
100	Capital Southwest Corp.	15,367
3,100	Cepheid, Inc.	36,828
1,400	Chicos Fas, Inc.	34,202
900	Cimarex Energy Co.	33,318
1,800	Coldwater Creek, Inc.	36,504
900	Consol Energy, Inc.	35,217
131	Consolodated Tomoka Land Co.	9,884
4,900	Earthlink, Inc.	36,015
1,000	East Energy Corp.	24,360
1,400	EDO Corp.	36,680
2,400	Electro Rent Corp.	34,560
1,400	Encore Wire Corp.	35,448
300	Federal Agricultural Mortgage	8,160
1,100	Financial Federal Corp.	28,952
800	Foxhollow Tech, Inc.	16,712
600	General Maritime Corp.	17,328
2,500	Horizon Offshore, Inc.	36,150
1,500	Hutchinson Technology, Inc.	35,025
6,000	Impac Mortgage Holdings, Inc.	30,000
1,100	Indymac Bancorp, Inc.	35,255
3,400	Ipass, Inc.	17,102
2,000	iShares Russell 2000 Index Fund	157,660
1,100	iShares Russell 2000 Value	88,275
300	iShares Russell Midcap Index	31,263
600	iShares Russell Midcap Value Index	91,902
1,500	Korea Electric Power Corp.	30,000
200	Las Vegas Sands Corp.	17,322
3,300	LSI Logic Group	34,452
500	Mannkino Corporation	7,150
400	Medarex, Inc.	5,176
1,000	Medimmune, Inc.	36,390
2,800	Micron Technology, Inc.	33,824
4,400	Nitromed, Inc.	13,728
400	Noble Corp.	31,472
400	NYSE Group, Inc.	37,500
2,700	Ocwen Financial Corp.	34,749
2,800	Omnivision Technology, Inc.	36,288
700	Oracle Corp.	12,691
600	Overseas Shipholding Group, Inc.	37,560
1,900	Pengrowth Energy Trust	32,053
1,600	Photronics, Inc.	24,880
1,300	Pioneer Companies, Inc.	35,932
6,100	Powerwave Technology, Inc.	34,709
2,000	Rightnow Technologies	32,760
800	Sandisk Corp.	35,040
300	Seacor Holdings, Inc.	29,520
5,800	Six Flags, Inc.	34,858
700	Smith International, Inc.	33,635
1,500	Telik, Inc.	8,145
400	Transocean Sedco, Inc.	32,680
4,600	W Holding Company, Inc.	23,000
2,700	Warren Resources, Inc.	35,181
700	Washington Mutual, Inc.	28,266
900	Wells Fargo and Co.	30,987
1,300	XM Satellite Radio Holdings, Inc.	16,796
		1,990,888

	Total (Proceeds - $1,976,018)	$ 1,990,888

The accompanying notes are an integral part of these financial statements.

Top Flight Fund

Statement of Assets and Liabilities
March 31, 2007 (Unaudited)

Assets:
Investment Securities at Fair Value	$ 3,965,716
(Cost - $3,942,613)
Cash held at Custodian	352,791
Cash held at Broker	2,047,499
Prepaid Expenses	8,836
Receivables:
From Advisor	1,000
Securities Sold	996,265
Dividends and Interest	11,274
Total Assets	7,383,381
Liabilities:
Securities Sold Short at Fair Value (Proceeds - $1,976,018)	1,990,888
Payable for Securities Purchased	1,522,137
Accrued Expenses	11,570
Total Liabilities	3,524,595

Net Assets	$ 3,858,786
Net Assets Consist of:
Paid In Capital	4,198,633
Accumulated Undistributed Net Investment Loss	(81,558)
Accumulated Undistributed Realized Loss on Investments and Securities Sold Short - Net	(266,476)
Unrealized Appreciation in Value of Investment Securities and Securities Sold Short	8,187
Net Assets, for 363,877 Shares Outstanding	$ 3,858,786
(Unlimited number of shares authorized without par value)

Net Asset Value, Offering Price and Redemption Price
Per Share ($3,858,786/363,877 shares)	$ 10.60

The accompanying notes are an integral part of these financial statements.

Top Flight Fund

Statement of Operations
For the six months ended March 31, 2007 (Unaudited)
Investment Income:
Dividends (net of foreign witholding taxes of $594 )	$ 32,196
Interest	35,930
Total Investment Income	68,126
Expenses:
Management Fees (Note 3)	73,040
Custodial Fees	21,741
Legal Fees	17,120
Transfer Agent & Fund Accounting Fees	15,430
Registration and Blue Sky Fees	11,364
Audit Fees	6,982
Trustee Fees	6,033
Interest Expense	4,731
Dividends on Securities Sold Short	4,364
Insurance Expense	3,200
Printing & Mailing Fees	1,523
Miscellaneous Expenses	1,321
Total Expenses	166,849
Management Fees Voluntarily Waived (Note 3)	(17,165)
Net Expenses	149,684

Net Investment Loss	(81,558)

Realized and Unrealized Gain (Loss) on Investments:
Realized Gain (Loss) on Investment Securities	54,858
Realized Gain (Loss) on Securities Sold Short	(317,075)
Change in Unrealized Appreciation (Depreciation) on Investment Securities	310,898
Change in Unrealized Appreciation (Depreciation) on Securities Sold Short	14,726
Net Realized and Unrealized Gain (Loss) on Investments	63,407

Net Increase (Decrease) in Net Assets from Operations	$ (18,151)

The accompanying notes are an integral part of these financial statements.

Top Flight Fund

Statements of Changes in Net Assets
	(Unaudited)
	Six Months Ended	Year Ended
	3/31/2007	9/30/2006
From Operations:
Net Investment Loss	$ (81,558)	$ (238,644)
Net Realized Gain on Investment Securities	54,858	880,064
Net Realized Loss on Securities Sold Short	(317,075)	(132,623)
Change in Net Unrealized Appreciation (Depreciation) on Investment Securities and Securities Sold Short	325,624	(807,798)
Increase (Decrease) in Net Assets from Operations	(18,151)	(299,001)

From Distributions to Shareholders:
Net Investment Income	0	0
Net Realized Gains from Security Transactions	(208,630)	(1,461,524)
Change in Net Assets from Distributions	(208,630)	(1,461,524)

From Capital Share Transactions:
Proceeds From Sale of Shares	2,619,027	14,467,996
Shares Issued on Reinvestment of Distributions	208,432	1,461,524
Cost of Shares Redeemed	(11,023,298)	(10,406,487)
Net Increase (Decrease) from Shareholder Activity	(8,195,839)	5,523,033

Net Increase (Decrease) in Net Assets	(8,422,620)	3,762,508

Net Assets at Beginning of Period	12,281,406	8,518,898
Net Assets at End of Period (including accumulated undistributed net investment
loss of $81,558 and $0, respectively)	$ 3,858,786	$ 12,281,406

Share Transactions:
Issued	247,012	1,271,285
Reinvested	20,041	132,987
Redeemed	(1,055,247)	(950,507)
Net Increase (Decrease) in Shares	(788,194)	453,765
Shares Outstanding Beginning of Period	1,152,071	698,306
Shares Outstanding End of Period	363,877	1,152,071

The accompanying notes are an integral part of these financial statements.

Top Flight Fund

Financial Highlights
Selected data for a share outstanding throughout the period:	(Unaudited)
	Six Months Ended		Year Ended	Year Ended	Year Ended	Period Ended ***
	3/31/2007		9/30/2006	9/30/2005	9/30/2004	9/30/2003
Net Asset Value -
Beginning of Period	$ 10.66		$ 12.20	$ 11.60	$ 14.38	$ 10.00
Net Investment Loss (a)	(0.12)		(0.21)	(0.26)	(0.20)	(0.15)
Net Gains or Losses on Securities
(realized and unrealized)	0.28		0.01	1.41	1.22	4.53
Total from Investment Operations	0.16		(0.20)	1.15	1.02	4.38

Distributions from Net Realized Gains	(0.22)		(1.34)	(0.55)	(3.80)	0.00
Total from Distributions	(0.22)		(1.34)	(0.55)	(3.80)	0.00

Net Asset Value -
End of Period	$ 10.60		$ 10.66	$ 12.20	$ 11.60	$ 14.38
Total Return ****	1.58%	**	(1.97)%	9.95%	8.43%	43.80%	**

Ratios/Supplemental Data:

Net Assets - End of Period (Thousands)	3,859		12,281	8,519	19,089	14,549

Ratio of Expenses to Average Net Assets, excluding Dividends on Securities Sold Short	4.01%	*	2.97%	3.28%	2.83%	3.01%	*
Ratio of Dividend Expense on Securities Sold Short After Waivers	0.04%	*	0.34%	0.02%	0.20%	0.01%	*
Ratio of Expenses to Average Net Assets After Waivers	4.05%	*	3.31%	3.30%	3.03%	3.02%	*
Ratio of Net Investment Loss to Average Net Assets After Waivers	(2.21)%	*	(1.85)%	(2.24)%	(1.69)%	(1.75)%	*
Ratio of Expenses to Average Net Assets Before Waivers	4.51%	*	3.44%	3.34%	3.03%	3.02%	*
Ratio of Net Investment Loss to Average Net Assets Before Waivers	(2.67)%	*	(1.98)%	(2.28)%	(1.69)%	(1.75)%	*
Portfolio Turnover Rate	1876.23%		2052.63%	1634.62%	4874.52%	3111.32%

* Annualized
** Not Annualized
*** Commencement of Operations - December 31, 2002
**** Total returns in the above table represent the return that the investor would have earned or lost over the period indicated
on an investment assuming reinvestment of dividends, and is not annualized for periods of less than one year.
(a) Net investment loss per share calculated using average shares outstanding.

The accompanying notes are an integral part of these financial statements.

TOP FLIGHT FUND

NOTES TO FINANCIAL STATEMENTS

MARCH 31, 2007 (UNAUDITED)

1.)

ORGANIZATION

Top Flight Fund (the “Fund”) was organized as a non-diversified series of Rock Canyon Funds (the “Trust”) on November 14, 2002 and commenced operations on December 31, 2002.  The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated November 14, 2002 (the “Trust Agreement”).  The Trust Agreement permits the Trustees to issue an unlimited number of shares of beneficial interest of separate series. At present, there is only one series authorized by the Trust.  The Fund's primary investment objective is to seek long-term growth of capital.  Significant accounting policies of the Fund are presented below. The investment Advisor of the Fund is Rock Canyon Advisory Group, Inc. (the “Advisor”).

2.)

SIGNIFICANT ACCOUNTING POLICIES

SECURITY VALUATION:

Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities.  Securities that are traded on any exchange or on the NASDAQ over-the-counter market are valued at the last quoted sale price.  Lacking a last sale price, a security is generally valued by the pricing service at its last bid price. When market quotations are not readily available, when the Advisor determines the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities.  A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices.  If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees.  Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard for determining fair value controls, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of securities being valued by the Advisor would appear to be the amount that the owner might reasonably expect to receive for them upon their current sale.  Methods that are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

SHORT SALES:

The Fund may sell a security it does not own in anticipation of a decline in the fair value of that security. When the Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale.  A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of the short sale.

TOP FLIGHT FUND

NOTES TO FINANCIAL STATEMENTS

MARCH 31, 2007 (UNAUDITED)

As of March 31, 2007, all cash held at broker and $2,393,899 of the cash held at custodian is restricted because it represents collateral for securities sold short.

FEDERAL INCOME TAXES:

The Fund’s policy is to continue to comply with the requirements of Subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

In June 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation No. 48 – Accounting for Uncertainty in Income Taxes that requires the tax effects of certain tax positions to be recognized.  The tax positions must meet a “more likely than not” standard that based on their technical merits, these positions have a more than 50 percent likelihood of being sustained upon examination.  FASB Interpretation No. 48 is effective for fiscal periods beginning after December 15, 2006. At adoption, the financial statements must be adjusted to reflect only those tax positions that are more likely than not of being sustained.  Management of the Fund is currently evaluating the impact that FASB Interpretation No. 48 will have on the Fund’s financial statements.

DISTRIBUTIONS TO SHAREHOLDERS:

Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

USE OF ESTIMATES:

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates.

OTHER:

Security transactions are recorded on a trade date basis. Dividend income is recognized on the ex-dividend date.  Interest income is recognized on an accrual basis.  Discounts and premiums on securities purchased are amortized over the lives of the respective securities.  Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

3.)

INVESTMENT ADVISORY AGREEMENT

The Fund has entered into an investment advisory agreement with the Advisor. Under the terms of the agreement, the Advisor manages the Fund’s investments subject to approval of the Board of Trustees.  As compensation for its management services, the Fund is obligated to pay the Advisor a fee computed and accrued daily and paid monthly at an annual rate of 1.95% of the average daily net assets of the Fund.  As a result of the above calculation, for the six months ended March 31, 2007, the Advisor earned management fees totaling $73,040 before the voluntary fee waiver described below.  The Adviser may waive all or part of its fee, at any time and at its sole discretion but such action shall not obligate the Advisor to waive any fees in the near future.  The total amount voluntarily waived during the period was $17,165.  Certain key officers of the Trust are officers, the sole shareholder and/or employees of the Advisor.

4.)

RELATED PARTY TRANSACTIONS

Jonathan N. Ferrell is a control person and the sole shareholder of the Advisor. Mr. Ferrell benefits from management fees paid to the Advisor by the Fund.

The Fund has entered into an agreement with Mutual Shareholder Services (“MSS”) for fund accounting and transfer agent services.   A shareholder and officer of MSS is also an officer of the

TOP FLIGHT FUND

NOTES TO FINANCIAL STATEMENTS

MARCH 31, 2007 (UNAUDITED)

Fund.  For the six months ended March 31, 2007, MSS earned $15,430 for fund accounting and transfer agency services.  At March 31, 2007, the Fund owed $2,459 to MSS.

5.)

CAPITAL STOCK

The Trust is authorized to issue an unlimited number of shares. Paid-in-capital at March 31, 2007, was $4,198,633 representing 363,877 shares outstanding.

6.)

INVESTMENT TRANSACTIONS

For the six months ended March 31, 2007, purchases and sales of investment securities other than U.S. Government obligations, short-term investments and securities sold short aggregated $39,449,133 and $49,122,981, respectively.  Purchases and sales of securities sold short aggregated $30,941,656 and $31,944,120, respectively.  Purchases and sales of U.S. Government obligations aggregated $0 and $0, respectively.

For Federal income tax purposes, the cost of investments owned at March 31, 2007, was $3,942,613 and the proceeds from short sales was $1,976,018.

At March 31, 2007, the composition of unrealized appreciation for tax purposes was as follows:

Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$57,938	($49,751)	$8,187

7.)

CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of March 31, 2007, Charles Schwab & Co. Inc. held for the benefit of others, in aggregate, approximately 55% of the Fund.

8.)

DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the six months ended March 31, 2007 and fiscal year ended September 30, 2006 was as follows:

	3/31/2007	9/30/2006
Distributions paid from:
Ordinary income	$ 0	$1,461,524
Short-term capital gain	207,582
Long-term capital gain	1,048	0
	$208,630	$1,461,524

As of March 31, 2007, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income (loss)	$ (81,558)
Undistributed long-term capital gain/(accumulated losses)	(266,476)
Unrealized appreciation/(depreciation)	8,187
Total	$(339,847)

Expense Example (Unaudited)

As a shareholder of the Top Flight Fund, you incur ongoing costs, including management fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, October 1, 2006 through March 31, 2007.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in this Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	October 1, 2006	March 31, 2007	October 1, 2006 to March 31, 2007

Actual	$1,000.00	$1,015.82	$20.35
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,004.74	$20.24

* Expenses are equal to the Fund's annualized expense ratio of 4.05%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

TOP FLIGHT FUND

ADDITIONAL INFORMATION

MARCH 31, 2007 (UNAUDITED)

PROXY VOTING - A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted those proxies during the most recent twelve month period ended June 30, are available without charge upon request by calling the Fund at 1-800-869-1679 or visiting our transfer agents at www.mutualss.com, and on the SEC’s website at www.sec.gov.

PORTFOLIO HOLDINGS - The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC's web site at http://www.sec.gov. The Fund’s Form N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

RENEWAL OF MANAGEMENT AGREEMENT - The Trustees reviewed a memorandum describing the Trustees' duties when considering the Management Agreement renewal.  The Board then reviewed a copy of the current Management Agreement, and discussed the terms of the Agreement.  As to the nature, extent, and quality of the services to be provided by the Adviser, the Board considered the Adviser's investment philosophy and short sale strategy.  In addition, the Trustees reviewed the Adviser's Form ADV which described the operations and policies of the Adviser.  The Adviser submitted a certification regarding compliance with the Code of Ethics.  The Trustees reviewed the Adviser's organizational chart and discussed changes in personnel of the Adviser. The Board noted the addition of Matthew Gifford as the Adviser’s Chief Technology Officer.  The Board also reviewed the resume of the Chief Compliance Officer, Neil Ferrell.   Based on this information, the Trustees concluded that the Adviser has the ability to provide high quality advisory services to the Fund, and that the nature and extent of services provided by the Adviser were reasonable and consistent with the Board's expectations.

As to comparative fees and expenses, Mr. Ferrell reported that the Adviser’s fee is 1.95% annually and that he believes it is consistent with the Adviser’s services.  The Trustees reviewed the Select Premium Mutual Funds with Complex Strategies Report, copies of which had previously been supplied to the Board.  Mr. Ferrell informed the Board that all the funds included in the report are in the same Long-Short Morningstar category as the Fund.  Mr. Ferrell pointed out that some expenses shown on the report are high, while others are low depending on asset levels.  The Board noted that overall, the fees were in line with those of smaller funds and reasonable for the scope of work required for an active strategy.  The Board agreed, despite a higher expense ratio comparatively, that based on the assets in the Fund and the complexity of the Fund's strategy, the Adviser’s fee of 1.95% was fair and reasonable.  After consideration, it was the consensus of the Board that the management fee and expense ratio were acceptable in light of the quality of services the Fund receives from the Adviser and the level of fees paid by funds in the peer group.

As to the Fund’s performance, the Board referred again to the report of Select Premium Mutual Funds with Complex Strategies.  Mr. Ferrell reported that the Fund is at the bottom for performance year to date and for one year returns.  He also reported that the Fund is the leader in years 2003 and 2004 and emphasized the need to gather Fund assets.  Mr. Ferrell informed the Board that the Fund’s expense ratio for the fiscal year 2006  is 2.82% before dividends from short sales and 3.16% after dividends from short sales.  Mr. Ferrell stated that although Fund performance just recently moved below the mean, it is not significantly behind the hedge fund indices. The Board then asked about its fiduciary responsibility to the Fund’s shareholders when the Fund is underperforming.  Ms. Strasser explained to the Board that the Board should consider both long term and recent performance.  Mr. Ferrell explained that a lack of volatility in the market has been bad for performance and that the Adviser is adjusting the strategy for a less volatile environment.  It was the consensus of the Board that the Fund had performed well since inception, having performance that was above the mean for the peer group and above average relative to the benchmark, and that overall it was satisfied with the Fund’s performance.

TOP FLIGHT FUND

ADDITIONAL INFORMATION

MARCH 31, 2007 (UNAUDITED)

As to profits realized by the Adviser, the Board reviewed a profit and loss statement of the Adviser for the period October 2005 through September 2006.  The Board noted that the Adviser had adequate resources to fulfill its responsibilities under the Management Agreement. As to economies of scale, the Board concluded that the Adviser was not excessively profitable, and that a discussion of economics of scale was not relevant at this time due to the small size of the Fund. The Trustees determined that the overall arrangement provided under the terms of the Agreement was a reasonable business arrangement, and that the approval of the Agreement was in the best interests of the Trust and the Fund’s shareholders.

On motion duly made and seconded, that the Management Agreement between the Rock Canyon Funds, on behalf of the Top Flight Fund, and Rock Canyon Advisory Group, Inc. be, and it hereby is, renewed for an additional year."

Board of Trustees

Jeffrey C. Beck

Ray J. Meyers

Paul R. Ressler

Investment Adviser

Rock Canyon Advisory Group, Inc.

1384 West State Rd.

Pleasant Grove, UT  84062

Dividend Paying Agent,

Shareholders’ Servicing Agent,

Transfer Agent

Mutual Shareholder Services

Custodian

UMB Bank, NA

Independent Registered Public Accounting Firm

Cohen Fund Audit Services, Ltd.

(FKA Cohen McCurdy Ltd.)

Legal Counsel

Thompson Hine LLP

This report is provided for the general information of the shareholders of the Top Flight Fund. This report is not intended for distribution to prospective investors in the funds, unless preceded or accompanied by an effective prospectus.

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.  Not applicable.

Item 4. Principal Accountant Fees and Services.  Not applicable

Item 5. Audit Committee of Listed Companies.  Not applicable.

Item 6.  Schedule of Investments.

Not applicable – schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable.

Item 8.  Portfolio Managers of Closed-End Funds.  Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant's board of directors.

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the registrant’s disclosure controls and procedures as of March 31, 2006, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s first fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

EX-99.CODE ETH.  Not applicable.

(a)(2)

EX-99.CERT.  Filed herewith.

(a)(3)

Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.

(b)

EX-99.906CERT.  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Rock Canyon Funds

By /s/Jonathan Ferrell

*Jonathan Ferrell

Chief Executive Officer and Chief Financial Officer

Date June 7, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Jonathan Ferrell

*Jonathan Ferrell

Chief Executive Officer and Chief Financial Officer

Date June 7, 2007

* Print the name and title of each signing officer under his or her signature.